Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Current assets:
Cash	$ 172	$ 20
Total current assets	172	20
Total assets	172	20
Current liabilities:
Payable to affiliate	34,826	30,136
Total current liabilities	34,826	30,136
Total liabilities	34,826	30,136
Stockholders' equity (deficit):
Additional paid in capital	43,996	(34,561)
Accumulated deficit	(123,211)	(30,116)
Total stockholders' equity	(34,654)	(30,116)
Total liabilities and stockholders' equity (deficit)	172	20
Series A Preferred Stock [Member]
Stockholders' equity (deficit):
Convertible preferred stock	2,000	0
Series B Preferred Stock [Member]
Stockholders' equity (deficit):
Convertible preferred stock	2,000	0
Common Class A [Member]
Stockholders' equity (deficit):
Convertible preferred stock	34,561	34,561
Common Class B [Member]
Stockholders' equity (deficit):
Convertible preferred stock	$ 6,000	$ 0